IN-LICENSED TECHNOLOGY - Skinvisible (Details) - Skinvisable - USD ($)	Oct. 17, 2019	Jan. 27, 2021	Jun. 30, 2020	Dec. 31, 2019
Asset acquisitions and in-licensed technology
Purchase price agreement	$ 1,000,000
Regulatory approval milestones		$ 21,750,000
Installment payments			$ 500,000	$ 500,000
Amendment 3
Asset acquisitions and in-licensed technology
Clinical milestone payment		750,000
Regulatory approval milestones		$ 5,000,000